Fees Summary	Feb. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,662,500
Previously Paid Amount
Total Fee Amount	1,196.29
Total Offset Amount
Net Fee	$ 1,196.29